Basis of Preparation and Accounting Policies	6 Months Ended
Jun. 30, 2020
Basis of Presentation and Accounting Policies
Basis of Presentation and Accounting Policies

1   Basis of preparation and accounting policies

These unaudited Interim Financial Statements for the six months ended 30 June 2020 have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB) and as adopted by the EU. The UK is in the process of establishing its post-Brexit IFRS-adoption authority, which is expected to be operational later in 2020, but for the current time, will follow the EU approval process.

The unaudited Interim Financial Statements for the six months ended 30 June 2020 were approved by the Board of Directors for release on 30 July 2020.

The annual financial statements of the Group are prepared in accordance with IFRSs as issued by the IASB and adopted by the EU. Except as noted below, the Interim Financial Statements have been prepared applying the accounting policies that were applied in the preparation of the Group’s published consolidated financial statements for the year ended 31 December 2019.

IFRS 3

An amendment to IFRS 3 ‘Business Combinations’ relating to the definition of a business was endorsed by the EU in April 2020 with an effective date of 1 January 2020. The change in definition of a business within IFRS 3 introduces an optional concentration test to perform a simplified assessment of whether an acquired set of activities and assets is or is not a business on a transaction by transaction basis. This change is expected to provide more reliable and comparable information about certain transactions as it provides more consistency in accounting in the pharmaceutical industry for substantially similar transactions for which, under the previous definition, may have been accounted in different ways, despite limited differences in substance. The Group has adopted this amendment from the effective date.

IFRS 9, IAS 39 and IFRS 7

Amendments to IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and Measurement’ and IFRS 7 ‘Financial Instruments: Disclosures’ relating to interbank offered rate (IBOR) reform were endorsed by the EU in January 2020. The Group adopted the amendments in the year ended 31 December 2019. The replacement of benchmark interest rates such as the London Inter-bank Offered Rate (LIBOR) and other IBORs is a priority for global regulators. The amendments provide relief from applying specific hedge-accounting requirements to hedge relationships directly affected by IBOR reform and have the effect that IBOR reform should generally not cause hedge accounting to terminate. There is no financial impact from the early adoption of these amendments.

The Group has one IFRS 9 designated hedge relationship that is potentially impacted by IBOR reform, namely a €300m cross-currency interest-rate swap in a fair-value hedge relationship with €300m of a €750m 0.875% 2021 non-callable bond. This swap references three-month USD LIBOR and uncertainty arising from the Group’s exposure to IBOR reform will cease when the swap matures in 2021. The implications on the wider business of IBOR reform are currently being assessed.

COVID-19

AstraZeneca has assessed the impact of the uncertainty presented by the COVID-19 pandemic on the Interim Financial  Statements comprising the financial results to 30 June 2020 and the financial position as at 30 June 2020, specifically considering the impact on key judgements and significant estimates as detailed on page 173 of the Annual Report and 20-F Information 2019 along with a several other areas of increased risk.

A detailed assessment has been performed, focussing on the following areas:

-	recoverable value of goodwill, intangible assets and property, plant and equipment
-	impact on key assumptions used to estimate contingent consideration liabilities
-	key assumptions used in estimating the Group’s defined-benefit pension obligations
-	basis for estimating clinical-trial accruals
-	key assumptions used in estimating rebates, chargebacks and returns for US Product Sales
-	valuations of unlisted equity investments
-	expected credit losses associated with changes in credit risk relating to trade and other receivables
-	net realisable value of inventories
-	fair value of certain financial instruments
-	recoverability of deferred-tax assets
-	effectiveness of hedge relationships

Given the significant volatility experienced in the financial markets, the assumptions used to estimate the Group’s material defined-benefit pension obligations are updated quarterly and resulted in an overall $40m increase in the Group’s defined-benefit pension deficit in the six months ended 30 June 2020. The increase in the deficit primarily reflected increased liability valuations as a result of lower discount rates (due to falling long term AA corporate bond yields linked to the launch of a quantitative easing bond-buying programme in the UK and other regions in June 2020), with an increase in asset values providing a partial offset. In the UK, £79m of deficit-recovery contributions were also paid during the period. The sensitivity of the Group’s main defined-benefit liability valuations to changes in assumptions is set out on page 207 of the Annual Report and 20-F Information 2019.

No further material accounting impacts relating to the areas assessed above were recognised during the six-month period ending 30 June 2020.

The Group will continue to monitor these areas of increased judgement, estimation and risk for material changes.

Going concern

The Group has considerable financial resources available. As at 30 June 2020 the Group had $10.2bn in financial resources (cash and cash-equivalent balances of $5.7bn,  $0.4bn of liquid fixed income securities and undrawn committed bank facilities of $4.1bn, of which $3.4bn is available until April 2022, $0.5bn is available until November 2020 (extendable to November 2021) and $0.2bn is available until December 2020, with only $4.1bn of borrowings due within one year). The Group’s revenues are largely derived from sales of medicines that are covered by patents which provide a relatively high level of resilience and predictability to cash inflows, although government price interventions in response to budgetary constraints are expected to continue to affect adversely revenues in many of the mature markets. The Group, however, anticipates new revenue streams from both recently launched medicines and those in development, and the Group has a wide diversity of customers and suppliers across different geographic areas. Consequently, the Directors believe that, overall, the Group is well placed to manage its business risks successfully.  In the current environment, the Directors have also considered the impact of possible future COVID-19 related scenarios and believe the Group retains sufficient liquidity to continue to operate.

Based on the above paragraph, the going-concern basis has been adopted in these Interim Financial Statements.

Legal proceedings

The information contained in Note 5 updates the disclosures concerning legal proceedings and contingent liabilities in the Group’s  Annual Report and 20-F Information 2019.

Financial information

The comparative figures for the financial year ended 31 December 2019 are not the Group’s statutory accounts for that financial year. Those accounts have been reported on by the Group’s auditors and have been delivered to the registrar of companies; their report was (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498(2) or (3) of the Companies Act 2006.